Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.1%
		Communication Services—4.8%
6,175	[1]	Alphabet, Inc., Class A	$ 16,679,540
283,093		Comcast Corp., Class A	13,237,429
83,931	[1]	Walt Disney Co.	12,460,396
		TOTAL	42,377,365
		Consumer Discretionary—4.0%
364,537	[1]	General Motors Co.	17,031,168
57,632		McDonald’s Corp.	14,106,585
21,130		Target Corp.	4,221,140
		TOTAL	35,358,893
		Consumer Staples—7.3%
48,237		Constellation Brands, Inc., Class A	10,400,862
320,537		Kraft Heinz Co./The	12,571,461
60,753		Procter & Gamble Co.	9,470,785
194,981		The Coca-Cola Co.	12,135,618
145,624		WalMart, Inc.	19,682,540
		TOTAL	64,261,266
		Energy—9.0%
194,659		Chevron Corp.	28,030,896
192,824		ConocoPhillips	18,291,284
284,876		Exxon Mobil Corp.	22,339,976
267,666		Schlumberger Ltd.	10,503,214
		TOTAL	79,165,370
		Financials—21.5%
322,038		Bank of America Corp.	14,234,080
72,024	[1]	Berkshire Hathaway, Inc., Class B	23,152,115
219,733		Citizens Financial Group, Inc.	11,518,404
406,350		Fifth Third Bancorp	19,439,784
42,680		Goldman Sachs Group, Inc.	14,566,257
53,862		JPMorgan Chase & Co.	7,637,632
128,065		LPL Investment Holdings, Inc.	23,173,362
162,726		Raymond James Financial, Inc.	17,842,906
53,677		Signature Bank	18,512,660
166,926		The Hartford Financial Services Group, Inc.	11,598,018
500,533		Wells Fargo & Co.	26,713,446
		TOTAL	188,388,664
		Health Care—18.5%
400,613		AstraZeneca PLC, ADR	24,389,320
377,687	[1]	Avantor, Inc.	13,101,962
88,348	[1]	Horizon Therapeutics PLC	8,054,687
34,880	[1]	IQVIA Holdings, Inc.	8,026,586
116,434		Johnson & Johnson	19,161,543
82,664		McKesson Corp.	22,729,294
57,990		Medtronic PLC	6,088,370
212,854		Merck & Co., Inc.	16,300,359
52,691	[1]	Tenet Healthcare Corp.	4,530,899
69,029		UnitedHealth Group, Inc.	32,848,830

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
54,357		Zimmer Biomet Holdings, Inc.	$ 6,913,667
		TOTAL	162,145,517
		Industrials—8.7%
121,732	[1]	Azek Co., Inc.	3,589,877
32,270		Curtiss Wright Corp.	4,760,470
48,656		Eaton Corp. PLC	7,507,134
151,233		General Electric Co.	14,444,264
99,510		Honeywell International, Inc.	18,882,023
78,641		Ingersoll-Rand, Inc.	3,972,943
41,833		Jacobs Engineering Group, Inc.	5,145,459
52,574		L3Harris Technologies, Inc.	13,264,946
5,899		Lockheed Martin Corp.	2,558,986
173,577		Vertiv Holdings Co.	2,259,973
		TOTAL	76,386,075
		Information Technology—11.5%
26,788		Analog Devices, Inc.	4,293,848
18,686		Broadcom, Inc.	10,976,904
77,260		Cisco Systems, Inc.	4,308,790
197,484		Dell Technologies, Inc.	10,063,785
158,244		Fidelity National Information Services, Inc.	15,069,576
44,512		Global Payments, Inc.	5,937,010
58,488		Microchip Technology, Inc.	4,113,461
127,494		Micron Technology, Inc.	11,329,117
62,130		Microsoft Corp.	18,563,823
76,675	[1]	Salesforce.com, Inc.	16,142,388
		TOTAL	100,798,702
		Materials—2.8%
124,549		Crown Holdings, Inc.	15,278,426
31,626		Linde PLC	9,274,008
		TOTAL	24,552,434
		Real Estate—4.5%
24,228		American Tower Corp.	5,496,606
33,776		Crown Castle International Corp.	5,626,744
6,686		Equinix, Inc.	4,745,255
263,967		Invitation Homes, Inc.	9,977,953
176,207		National Retail Properties, Inc.	7,508,180
446,441		RLJ Lodging Trust	6,245,709
		TOTAL	39,600,447
		Utilities—4.5%
714,119		CenterPoint Energy, Inc.	19,531,155
176,442		Dominion Energy, Inc.	14,032,432
74,974		NextEra Energy, Inc.	5,868,215
		TOTAL	39,431,802
		TOTAL COMMON STOCKS (IDENTIFIED COST $697,193,052)	852,466,535
		INVESTMENT COMPANY—2.5%
22,198,403		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[2] (IDENTIFIED COST $22,193,963)	22,193,963
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $719,387,015)	874,660,498
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	3,285,532
		TOTAL NET ASSETS—100%	$877,946,030

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2021	$22,719,167
Purchases at Cost	$80,157,788
Proceeds from Sales	$(80,675,476)
Change in Unrealized Appreciation/Depreciation	$953
Net Realized Gain/(Loss)	$(8,469)
Value as of 2/28/2022	$22,193,963
Shares Held as of 2/28/2022	22,198,403
Dividend Income	$2,452

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At February 28, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt